Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Commitments and Contingencies

8. Commitments and Contingencies

Operating Leases

Under the terms of month-to-month subleases, the Company pays monthly rent of $5,000 for its principal corporate offices in San Diego, California and monthly rent of approximately $4,000 for lab space in Brookvale, Australia. The Company leases lab space in Richmond, Virginia and lab and office space in Ljubljana, Slovenia under operating leases that expire in August 2019 and February 2023, respectively. The operating leases have extension provisions which may be elected at the option of the Company. Rent expense under the Company’s leases was $210,000 and $208,000 for the years ended December 31, 2018 and 2017, respectively.

Future minimum annual lease payments under the Company’s noncancelable operating leases as of December 31, 2018, are as follows:

Operating
Leases
2019	81,000
2020	67,000
2021	67,000
2022	67,000
2023	11,000
Total minimum lease payments	$293,000

Legal Proceedings

From time to time, the Company may be involved in disputes, including litigation, relating to claims arising out of operations in the normal course of business. Any of these claims could subject the Company to costly legal expenses and, while management generally believes that there is adequate insurance to cover many different types of liabilities, the Company’s insurance carriers may deny coverage or policy limits may be inadequate to fully satisfy any damage awards or settlements. If this were to happen, the payment of any such awards could have a material adverse effect on the consolidated results of operations and financial position. Additionally, any such claims, whether or not successful, could damage the Company’s reputation and business. The Company is currently not a party to any legal proceedings, the adverse outcome of which, in management’s opinion, individually or in the aggregate, would have a material adverse effect on our consolidated results of operations or financial position.

C3J [Member]
Commitments and Contingencies

9.      Commitments and Contingencies

Operating Leases

The Company leases an office and research and development space under a noncancelable operating lease.

The Company entered into a ten-year lease agreement for 35,453 square feet of space commencing January 1, 2012 with the Company’s option to extend the lease for an additional ten years. First year base rent under the lease was $1.3 million. The annual base rent increases annually by 3% and will be $1.6 million by the end of the lease term. The Company received rent abatement for the first seven months of the lease term and allowance for tenant improvements of $1.5 million.

In October 2011, concurrent with the Company’s execution of the lease agreement, an irrevocable letter of credit in the amount of $1.0 million was delivered to the landlord. Starting on January 1, 2017, and each year thereafter until the end of the lease term, the letter of credit will be reduced by $100,000, so that the amount will remain at $500,000 until 2021, the last year of the initial lease term.

Future minimum annual lease payments under the Company’s noncancelable operating leases as of December 31, 2018, are as follows:

Operating
Leases
2019	1,544,000
2020	1,591,000
2021	1,638,000
Total minimum lease payments	$4,773,000

Rent expense was $1,403,000 and $1,368,000 for the years ended December 31, 2018 and 2017, respectively.

License Agreement

The Company entered into an exclusive license agreement with The Regents of the University of California (the “Regents”) on April 24, 2007 including amendments for the use of several patents. As part of the license agreement, the Company agreed to issue The Regents 10,540 shares of common stock, which represented 2.5% of total issued and outstanding and reserved stock at the time the contract was executed.

The Company is required to pay the Regents $5,000 in annual maintenance fees and milestone fees for the first licensed product in both the Human Dental and Human Medical fields of application as follows: 1)filing of an Investigational New Drug application: $20,000; 2) completing a Phase 1 clinical trial: $50,000; 3) completing a Phase 2 clinical trial: $50,000; 4) completing a Phase 3 clinical trial: $150,000; and 5) first commercial sale of a license product: $250,000.

Upon the commercial sale of all licensed products from both fields of application, the Company is required to pay royalties to the Regents based on 1% of net sales of nonprescription licensed products and 2% of net sales of prescription licensed products.

The Company may grant exclusive or nonexclusive sublicenses to third parties and 20% of sublicensing income received by the Company is to be paid to the Regents.

There are also minimum royalties due to The Regents starting with $20,000 payable the first year of sales of a licensed product. The minimum increases by $15,000 each year until reaching a minimum of $50,000 in the third year of sales and thereafter.

The term of the license agreement is for the life of the last-to-expire patent. During this term, the Company agrees to diligently meet commercialization milestone goals. Milestones goals include commencing a Phase 3 trial by 2024 and selling a commercialized product by 2027 for a Human Dental product and commencing a Phase 1 trial by 2023 for a Human Medical product. If the Company fails to meet these milestones, the Regents have the right to convert the license agreement for a specific field to a nonexclusive license, or to terminate the license agreement for a specific field.

Legal Proceedings

From time to time, the Company may be involved in disputes, including litigation, relating to claims arising out of operations in the normal course of business. Any of these claims could subject the Company to costly legal expenses and, while management generally believes that there is adequate insurance to cover many different types of liabilities, the Company’s insurance carriers may deny coverage or policy limits may be inadequate to fully satisfy any damage awards or settlements. If this were to happen, the payment of any such awards could have a material adverse effect on the consolidated results of operations and financial position. Additionally, any such claims, whether or not successful, could damage the Company’s reputation and business. The Company is currently not a party to any legal proceedings, nor is the Company aware of pending or threatened litigation the adverse outcome of which, in management’s opinion, individually or in the aggregate, would have a material adverse effect on our consolidated results of operations or financial position.